Subordinated Loans (Tables)	12 Months Ended
Dec. 31, 2019
Subordinated Borrowings [Abstract]
Composition of Subordinated Loans

The composition of subordinated loans at December 31 is as follows:

(In thousands)	2019	2018
Subordinated loans:
Junior subordinated debenture	$5,155	$5,155
Subordinated loan	9,973	9,939
Total subordinated loans	$15,128	$15,094

Schedule of Principal Balances, Interest Rates and Maturities of the Subordinated Loans

The principal balances, interest rates and maturities of the subordinated loans at December 31, 2019 are as follows:

Term	Principal	Rates
(Dollars in thousands)
Subordinated loans:
Due within 10 years	$9,973	6.48%
Due within 18 years	5,155	3-Month Libor + 1.65%
Total subordinated loans	$15,128

Scheduled Repayments of the Subordinated Loans	At December 31, 2019, scheduled repayments of the subordinated loans:
(In thousands)
2020	$-
2021	-
2022	-
2023	-
2024	-
Thereafter	15,128
Total	$15,128